Net Profit (Loss) Per Share - Summary of Dilutive Securities are Excluded from the Denominator (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,529,223	121,790,215
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		107,592,801
Unvested RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,337,556
Unvested awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		14,016,486
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,525,000	180,928
Contingently issuable earnout shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,666,667